Share Capital - Summary of Share Capital (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Share capital	£ 5,942	£ 5,390	£ 4,489
Number of shares in issue	118,846,966	107,808,472	89,784,720	83,306,259
American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares in issue	39,615,655	35,936,157	29,928,240